RMB Quality Intermediate Core Fund
Schedule of Investments
March 31, 2026 (Unaudited)

U.S. TREASURY SECURITIES - 71.2%	Par	Value
United States Treasury Note/Bond
4.25%, 12/31/2026	$2,500,000	$2,508,953
4.13%, 02/28/2027	2,500,000	2,508,387
3.75%, 06/30/2027	2,500,000	2,498,291
3.88%, 07/31/2027	2,500,000	2,501,270
3.75%, 08/15/2027	2,500,000	2,497,119
4.13%, 10/31/2027	2,500,000	2,510,596
3.88%, 12/31/2027	2,500,000	2,502,002
3.50%, 01/31/2028	2,000,000	1,988,750
2.75%, 02/15/2028	2,500,000	2,452,441
3.38%, 02/29/2028	4,000,000	3,968,750
3.50%, 04/30/2028	2,500,000	2,484,473
3.88%, 07/15/2028	2,500,000	2,503,271
4.38%, 08/31/2028	2,500,000	2,531,641
1.25%, 09/30/2028	1,000,000	939,277
4.88%, 10/31/2028	2,500,000	2,564,111
3.75%, 12/31/2028	2,500,000	2,495,361
1.75%, 01/31/2029	6,000,000	5,668,242
2.63%, 02/15/2029	2,500,000	2,419,092
3.50%, 02/15/2029	1,000,000	991,367
3.50%, 03/15/2029	6,500,000	6,442,871
2.88%, 04/30/2029	3,000,000	2,917,090
3.25%, 06/30/2029	2,500,000	2,455,029
3.63%, 08/31/2029	3,000,000	2,977,441
4.00%, 10/31/2029	2,500,000	2,510,303
3.88%, 12/31/2029	2,500,000	2,498,877
3.50%, 01/31/2030	4,000,000	3,945,000
3.50%, 04/30/2030	4,000,000	3,939,922
4.00%, 05/31/2030	3,250,000	3,261,426
4.00%, 07/31/2030	2,500,000	2,508,301
3.63%, 09/30/2030	2,500,000	2,469,092
3.63%, 10/31/2030	2,000,000	1,974,414
4.88%, 10/31/2030	3,000,000	3,117,246
3.50%, 11/30/2030	4,400,000	4,319,391
3.75%, 12/31/2030	750,000	743,687
3.75%, 01/31/2031	1,500,000	1,487,344
4.00%, 01/31/2031	2,500,000	2,505,615
3.50%, 02/28/2031	5,000,000	4,903,320
3.88%, 03/31/2031	1,500,000	1,495,254
4.13%, 07/31/2031	2,500,000	2,516,504
3.75%, 08/31/2031	500,000	493,887
4.38%, 01/31/2032	3,750,000	3,814,453
4.13%, 02/29/2032	750,000	752,900
4.13%, 03/31/2032	3,000,000	3,010,957
4.13%, 05/31/2032	3,500,000	3,509,639
2.75%, 08/15/2032	2,500,000	2,312,793
3.88%, 08/31/2032	4,500,000	4,444,189
3.88%, 09/30/2032	3,500,000	3,454,678
3.75%, 10/31/2032	3,750,000	3,672,363
3.75%, 11/30/2032	1,750,000	1,712,983
3.88%, 12/31/2032	2,450,000	2,414,733
3.50%, 02/15/2033	2,000,000	1,924,688
3.75%, 02/28/2033	2,500,000	2,443,164
4.25%, 03/31/2033	1,500,000	1,510,430
3.38%, 05/15/2033	3,750,000	3,572,900
3.88%, 08/15/2033	4,500,000	4,418,350
4.50%, 11/15/2033	1,000,000	1,020,898
4.38%, 05/15/2034	2,500,000	2,526,709
3.88%, 08/15/2034	2,500,000	2,436,768
4.63%, 02/15/2035	3,000,000	3,078,574
4.25%, 05/15/2035	1,500,000	1,496,279
4.25%, 08/15/2035	4,250,000	4,234,727
4.00%, 11/15/2035	2,600,000	2,536,422
4.13%, 02/15/2036	4,000,000	3,937,813
TOTAL U.S. TREASURY SECURITIES (Cost $173,425,025)		172,252,818

COLLATERALIZED MORTGAGE OBLIGATIONS - 17.1%	Par	Value
Federal Home Loan Mortgage Corp.
Series 2764, Class ZJ, 6.00%, 03/15/2034	558,851	578,421
Series 2945, Class CZ, 5.00%, 03/15/2035	209,615	213,117
Series 3884, Class BL, 4.50%, 06/15/2041	45,517	45,058
Series 3980, Class TL, 3.00%, 09/15/2041	125,000	105,992
Series 4026, Class WP, 4.00%, 08/15/2041	66,221	65,972
Series 4077, Class BA, 2.00%, 05/15/2042	83,464	78,898
Series 4215, Class NA, 3.00%, 04/15/2042	152,115	149,625
Series 4346, Class NL, 3.50%, 07/15/2039	190,376	185,802
Series 4446, Class CP, 2.25%, 03/15/2045	133,615	119,985
Series 4447, Class PA, 3.00%, 12/15/2044	248,469	237,193
Series 4651, Class HA, 3.00%, 10/15/2039	168,842	161,163
Series 4710, Class TA, 3.50%, 08/15/2047	430,915	393,042
Series 4743, Class P, 3.50%, 12/15/2047	435,605	394,692
Series 4775, Class MP, 3.00%, 02/15/2048	198,948	182,098
Series 4991, Class HE, 2.00%, 02/25/2044	258,703	246,205
Series 5063, Class JA, 2.00%, 05/25/2050	686,770	584,111
Series 5092, Class HE, 2.00%, 02/25/2051	205,972	173,046
Series 5116, Class PB, 2.25%, 02/25/2051	209,362	182,871
Series 5153, Class PA, 1.00%, 10/25/2051	243,407	202,288
Series 5158, Class KB, 1.25%, 01/25/2050	588,334	480,504
Series 5227, Class JW, 4.00%, 01/25/2049	613,277	596,704
Series 5238, Class B, 4.00%, 09/25/2049	849,641	829,144
Series 5384, Class A, 5.00%, 09/25/2050	746,560	755,498
Series 5415, Class BW, 5.50%, 05/25/2054	840,000	846,981
Series 5460, Class VE, 4.50%, 03/25/2035	446,082	445,120
Series 5487, Class CA, 5.50%, 12/25/2051	252,651	254,239
Series 5534, Class AV, 5.00%, 04/25/2036	478,712	483,039
Series 5563, Class HG, 4.00%, 03/25/2050	1,532,819	1,503,559
Series 5574, Class A, 5.00%, 05/25/2053	384,977	384,063
Series K119, Class A2, 1.57%, 09/25/2030	305,000	272,776
Series K146, Class A2, 2.92%, 06/25/2032	370,000	341,202
Series K-1515, Class A1, 1.43%, 03/25/2034	440,030	388,963
Federal National Mortgage Association
Series 2012-121, Class NA, 3.00%, 11/25/2042	183,199	176,034
Series 2012-145, Class HQ, 4.00%, 01/25/2033	156,266	153,786
Series 2013-116, Class YG, 2.75%, 10/25/2043	408,655	373,529
Series 2013-130, Class A, 3.00%, 01/25/2044	298,904	278,826
Series 2013-86, Class LC, 3.00%, 02/25/2043	65,660	61,938
Series 2014-21, Class MA, 2.00%, 09/25/2041	108,885	105,647
Series 2014-28, Class BD, 3.50%, 08/25/2043	145,686	141,173
Series 2015-27, Class MW, 2.00%, 10/25/2044	88,745	85,378
Series 2017-106, Class PA, 3.00%, 07/25/2044	164,339	163,185
Series 2017-15, Class PE, 3.50%, 04/25/2046	22,049	21,279
Series 2017-84, Class NB, 3.00%, 03/25/2047	628,186	588,373
Series 2017-91, Class CG, 3.00%, 11/25/2047	418,042	370,726
Series 2018-47, Class VC, 3.00%, 12/25/2047	58,484	57,694
Series 2018-59, Class BM, 3.50%, 08/25/2048	299,223	284,965
Series 2019-80, Class PD, 3.25%, 02/25/2049	560,099	535,376
Series 2020-57, Class TA, 2.00%, 04/25/2050	187,804	165,500
Series 2022-12, Class DA, 3.00%, 06/25/2048	214,594	199,025
Series 2022-14, Class DA, 2.00%, 01/25/2041	209,581	196,007
Series 2022-22, Class HC, 2.50%, 03/25/2043	268,507	256,228
Series 2023-5, Class CD, 5.00%, 07/25/2045	144,094	144,779
Series 2025-78, Class BG, 4.50%, 05/25/2052	548,812	545,003
Series 2025-9, Class J, 4.00%, 06/25/2051	1,957,585	1,918,410
Government National Mortgage Association
Series 2005-54, Class JE, 5.00%, 07/20/2035	28,160	28,287
Series 2011-39, Class NE, 3.50%, 09/16/2039	37,363	36,530
Series 2012-102, Class PY, 2.00%, 08/20/2042	400,000	331,062
Series 2013-30, Class Z, 2.42%, 03/16/2055 (a)(b)	416,672	253,904
Series 2014-12, Class ZB, 3.00%, 01/16/2044	302,378	278,024
Series 2014-182, Class BE, 2.50%, 01/20/2039	126,764	123,257
Series 2016-4, Class MA, 3.00%, 01/20/2046	534,378	499,155
Series 2016-82, Class BA, 3.00%, 09/20/2045	3,466	3,442
Series 2017-133, Class BT, 3.00%, 09/16/2047	558,797	515,874
Series 2018-21, Class HQ, 3.00%, 10/20/2046	300,411	284,517
Series 2018-21, Class YA, 2.50%, 02/20/2048	350,793	301,970
Series 2018-32, Class DZ, 3.00%, 02/20/2048	511,257	454,676
Series 2018-44, Class P, 3.00%, 10/20/2047	198,329	191,879
Series 2019-121, Class DA, 2.50%, 11/20/2047	290,264	267,690
Series 2019-136, Class P, 1.50%, 10/20/2045	448,371	371,190
Series 2019-38, Class JG, 3.00%, 03/20/2049	1,150,555	1,023,508
Series 2019-69, Class PD, 2.50%, 01/20/2048	338,854	298,388
Series 2019-89, Class CA, 2.50%, 07/20/2049	158,938	137,818
Series 2019-96, Class KA, 3.50%, 08/20/2049	81,011	73,912
Series 2020-30, Class MA, 3.00%, 12/20/2049	85,716	77,588
Series 2021-138, Class JE, 1.50%, 10/20/2050	620,907	538,892
Series 2021-177, Class CD, 1.25%, 10/20/2051	673,458	519,517
Series 2022-133, Class PA, 3.50%, 07/20/2052	585,321	570,100
Series 2022-205, Class A, 2.00%, 09/20/2051	279,635	224,188
Series 2023-152, Class GK, 5.50%, 04/20/2051	467,008	471,045
Series 2023-173, Class AT, 5.50%, 05/20/2051	250,133	250,915
Series 2023-32, Class GA, 5.00%, 08/20/2049	278,838	278,464
Series 2023-59, Class KA, 5.00%, 11/20/2041	164,760	164,505
Series 2023-84, Class KA, 5.50%, 06/20/2042	374,521	376,038
Series 2024-135, Class AC, 4.25%, 01/16/2050	282,898	281,521
Series 2024-144, Class MC, 4.50%, 07/20/2054	2,171,409	2,145,813
Series 2024-151, Class PL, 4.50%, 07/20/2054	753,000	685,102
Series 2024-45, Class BD, 2.00%, 03/20/2054	150,302	138,768
Series 2025-116, Class ML, 5.00%, 07/20/2055	1,602,650	1,578,148
Series 2025-134, Class QL, 5.00%, 08/20/2055	2,762,271	2,734,445
Series 2025-139, Class GT, 5.00%, 08/20/2055	665,665	660,706
Series 2025-155, Class PY, 4.50%, 09/20/2055	880,992	794,739
Series 2025-194, Class LM, 4.50%, 12/20/2051	2,679,341	2,596,261
Series 2025-25, Class HG, 5.25%, 01/20/2050	405,897	407,204
Series 2026-8, Class LA, 4.50%, 01/20/2056	1,744,114	1,713,168
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $41,559,866)		41,386,442

CORPORATE BONDS - 7.7%	Par	Value
Communication Services - 0.5%
AT&T, Inc., 2.30%, 06/01/2027	600,000	586,640
Verizon Communications, Inc., 2.55%, 03/21/2031	600,000	544,861
		1,131,501

Consumer Discretionary - 0.3%
Home Depot, Inc., 4.75%, 06/25/2029	750,000	761,697

Consumer Staples - 0.4%
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 01/23/2029	600,000	607,722
Kellanova, 7.45%, 04/01/2031	400,000	451,198
		1,058,920

Energy - 0.5%
BP Capital Markets America, Inc., 4.23%, 11/06/2028	600,000	600,314
Chevron USA, Inc., 4.69%, 04/15/2030	600,000	609,514
		1,209,828

Financials - 4.7%
American Express Co., 5.39% to 07/28/2026 then SOFR + 0.97%, 07/28/2027	700,000	701,889
Bank of America Corp., 2.57% to 10/20/2031 then SOFR + 1.21%, 10/20/2032	700,000	623,037
Bank of New York Mellon Corp., 5.06% to 07/22/2031 then SOFR + 1.23%, 07/22/2032	700,000	713,756
Blackstone Private Credit Fund
5.35%, 03/12/2031	500,000	475,272
6.00%, 01/29/2032	400,000	388,140
Capital One Financial Corp., 1.88% to 11/02/2026 then SOFR + 0.86%, 11/02/2027	700,000	688,502
Charles Schwab Corp., 5.64% to 05/19/2028 then SOFR + 2.21%, 05/19/2029	700,000	719,417
Citigroup, Inc., 3.67% to 07/24/2027 then 3 mo. Term SOFR + 1.65%, 07/24/2028	700,000	692,702
Goldman Sachs Group, Inc., 3.62% (SOFR + 1.85%), 03/15/2028	700,000	694,523
John Deere Capital Corp., 4.50%, 01/16/2029	600,000	605,866
JPMorgan Chase & Co., 5.29% to 07/22/2034 then SOFR + 1.46%, 07/22/2035	700,000	708,904
Morgan Stanley, 5.25% to 04/21/2033 then SOFR + 1.87%, 04/21/2034	700,000	702,436
Royal Bank of Canada, 4.65% to 10/18/2029 then SOFR + 1.08%, 10/18/2030	700,000	701,882
Toronto-Dominion Bank, 5.52%, 07/17/2028	700,000	717,433
Truist Financial Corp., 5.07% to 05/20/2030 then SOFR + 1.31%, 05/20/2031	700,000	707,817
US Bancorp, 5.85% to 10/21/2032 then SOFR + 2.09%, 10/21/2033	700,000	736,494
Wells Fargo & Co., 5.24% to 01/24/2030 then SOFR + 1.11%, 01/24/2031	700,000	713,736
		11,291,806

Health Care - 0.5%
AbbVie, Inc., 4.95%, 03/15/2031	600,000	613,053
Pfizer Investment Enterprises Pte Ltd., 4.65%, 05/19/2030	600,000	604,705
		1,217,758

Information Technology - 0.6%
Intel Corp., 3.15%, 05/11/2027	400,000	394,403
International Business Machines Corp., 4.65%, 02/10/2028	600,000	604,016
Oracle Corp., 4.45%, 09/26/2030	600,000	578,361
		1,576,780

Utilities - 0.2%
Edison International, 4.13%, 03/15/2028	400,000	393,349
TOTAL CORPORATE BONDS (Cost $18,866,624)		18,641,639

MORTGAGE-BACKED SECURITIES - 1.0%	Par	Value
Federal Home Loan Mortgage Corp., Pool ZS8056, 4.00%, 07/01/2033	69,976	69,634
Federal National Mortgage Association
Pool BZ0039, 5.86%, 12/01/2033	400,000	431,249
Pool MA5538, 4.50%, 11/01/2044	359,107	356,290
Series 411, Class A3, 3.00%, 08/25/2042	490,293	450,105
Ginnie Mae I Pool, Pool 760067, 4.00%, 04/15/2041	32,239	30,797
Ginnie Mae II Pool
Pool 784589, 3.50%, 12/20/2047	133,455	121,180
Pool AU2016, 3.00%, 08/20/2046	10,996	9,857
Pool BT0810, 3.00%, 03/20/2050	29,099	25,598
Pool MA6080, 3.00%, 08/20/2049	166,861	147,406
Pool MA8268, 4.50%, 09/20/2052	796,168	775,748
TOTAL MORTGAGE-BACKED SECURITIES (Cost $2,431,185)		2,417,864

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 2.4%	Shares	Value
First American Government Obligations Fund - Class X, 3.58% (c)	5,687,780	5,687,780
TOTAL MONEY MARKET FUNDS (Cost $5,687,780)		5,687,780

TOTAL INVESTMENTS - 99.4% (Cost $241,970,480)		240,386,543
Other Assets in Excess of Liabilities - 0.6%		1,415,044
TOTAL NET ASSETS - 100.0%		$241,801,587

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

SOFR - Secured Overnight Financing Rate

(a)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of March 31, 2026.

(b)
This security accrues interest which is added to the outstanding principal balance. The interest payment will be deferred until all other tranches in the structure are paid off. The rate disclosed is as of March 31, 2026.

(c)	The rate shown represents the 7-day annualized yield as of March 31, 2026.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Curi Capital, LLC.

Investment Valuation

Portfolio holdings and any other Fund assets shall be valued each day on which the New York Stock Exchange is open for business, using readily available market quotations at such times as are established in the Trust’s registration statement. If market quotations for a portfolio holding are unavailable, or deemed by Curi Capital, LLC (“Curi” or the “Adviser”) to be unreliable, the portfolio holding shall be fair valued by the Adviser, as the “valuation designee” approved by the Board of Trustees of the Trust (the “Board”) pursuant to Rule 2a-5 under the 1940 Act, in accordance with valuation procedures approved by the Board.

Exchange-Listed Equities and Funds and Depositary Receipts

The market value of an equity security, exchange-traded fund (e.g., ETF or closed-end fund), or depositary receipt (e.g., ADR or GDR) traded on a national stock exchange (other than Nasdaq Global Markets, Nasdaq Select Market and the Nasdaq Capital Markets (together, “Nasdaq”)) is the last reported sale price on the exchange on which the security trades on the valuation date.  If there is no such last sale reported, the security is valued at the mean between the last bid and asked prices on the exchange.

The market value of a security traded on Nasdaq is the Nasdaq Official Closing Price (or “NOCP”) on the valuation date.  The NOCP is determined by Nasdaq to be the last reported sale price, unless the last sale price is above or below the last reported bid and asked prices.  If the last reported bid and asked prices are above the last sale price, the last reported bid is used; conversely, if the last reported bid and asked prices are below the last sale price, the last reported asked price serves as the NOCP.  If no last sales price is reported, the security is valued at the mean between the closing bid and closing asked prices on the market on which the security trades.

Over-the-Counter Securities

Securities traded over-the-counter (“OTC”) are valued at the last reported sale in the OTC market on which the security trades, such as the OTC Bulletin Board, Pink OTC Markets, Inc. or other recognized OTC market, on the valuation date.  If no last sale is reported, the security is valued at the mean between the closing bid and the closing asked prices on the market on which the security trades.

Foreign Securities

Foreign securities (which are principally traded in markets other than the U.S.) are valued based upon the last reported sale price on the primary exchange or market on which they trade as of the close of business of such exchange or market immediately preceding the time of determining the Fund’s NAV.  Any Fund assets or liabilities initially valued in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing foreign currency exchange market rates.  For portfolio holdings which trade in markets that close prior to the close of trading on the New York Stock Exchange (“NYSE”), which is generally 4:00 p.m., Eastern time, a fair value price provided by an Adviser-approved pricing service (“Pricing Service”) is generally used in order to capture events occurring after the applicable foreign exchange closes that may affect the value of certain portfolio holdings traded on that foreign exchange.

Options

Options traded on an exchange are valued at the last reported sale price.  If no sales are reported on a particular business day, the average of the highest bid and lowest asked quotations across the exchanges on which the option is traded is used.

Open-end Registered Investment Companies (excluding ETFs and Closed-End Funds)

Shares of open-end registered investment companies (“funds”) are valued using their respective NAVs.  If a fund’s NAV is not available, the last reported NAV of the fund may be used for one day.

Fixed-Income Securities

Fixed-income securities, including bonds, notes, debentures, certificates of deposit, and commercial paper, generally are valued at the evaluated mean between the closing bid and closing asked prices provided by the Pricing Service. Pricing Services generally take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data and may provide a price determined by a matrix pricing method or other analytical pricing models.

Fair Value Measurements

U.S. GAAP defines fair value as the price that would be received in the sale of an asset or that would be paid to transfer a liability in an orderly transaction between market participants on the measurement date. Various inputs are used in determining the fair value of a Fund’s investments, other assets, and liabilities. These inputs are classified into one of three broad levels that comprise the fair value hierarchy. The lowest level for any significant input used in determining the fair value of an investment, other asset, or liability determines the classification of that asset or liability in the hierarchy. The three levels of the fair value hierarchy are as follows:

Level 1 — Prices are determined using unadjusted exchange-traded prices in active markets for identical securities. This technique is used for exchange-traded domestic common and preferred equities and certain options.

Level 2 — Prices are determined using significant observable inputs. “Observable inputs” reflect the assumptions that market participants would use in valuing an asset or liability based on market data obtained from independent sources. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and are based on an evaluation of the inputs described. These techniques are used for certain domestic preferred equities, unlisted rights and warrants and certain options.

Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect Curi’s Valuation Committee’s own assumptions about the factors that market participants would use in pricing an investment and are based on the best information available. These inputs include, but are not limited to, the cost of the security at the date of purchase; fundamental analytical data relating to the issuer of the security, the type of security and relevant financial statements; special reports, if any, prepared by qualified analysts; and the nature and duration of restrictions, if any, on disposition of the security. Securities using this technique are generally thinly traded or privately placed, and may be valued using broker quotes, which may not only use observable or unobservable inputs but may also include the use of brokers’ own judgments about the assumptions that market participants would use.

The following table provides the fair value measurements of applicable Fund assets by security class and fair value hierarchy level as of March 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

At March 31, 2026	Level 1	Level 2	Level 3	Total
RMB Quality Intermediate Core Fund
Assets
U.S. Treasury Securities	$-	$172,252,818	$-	$172,252,818
Collateralized Mortgage Obligations	-	41,386,442	-	41,386,442
Corporate Bonds[1]	-	18,641,639	-	18,641,639
Mortgage-Backed Securities	-	2,417,864	-	2,417,864
Money Market Funds	5,687,780	-	-	5,687,780
Total Investments	$5,687,780	$234,698,763	$-	$240,386,543

[1]	Refer to the Fund’s Schedule of Investments for a breakdown of holdings by sector.